UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________________________________________________________________

FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

______________________________________________________________________

1. Investment Company Act File Number: 811-23826

2. Date of Notification: October 23, 2023

3. Exact name of Investment Company as specified in registration statement:

Nomura Alternative Income Fund

4. Address of principal executive office:

Nomura Alternative Income Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

5. Check one of the following:

A.	[X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Robert Stark
Robert Stark President

Nomura Alternative Income Fund

Quarterly Share Repurchase Offer Notice

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

October 23, 2023

Dear Nomura Alternative Income Fund Shareholder:

This notification is a reminder that Nomura Alternative Income Fund (the “Fund”) has a quarterly share repurchase program. The Fund’s next quarterly offer to repurchase a portion of its outstanding shares will begin on October 23, 2023. The Fund is required to notify you each quarter of each Repurchase Offer. If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any Repurchase Offer.

We extend this quarterly Repurchase Offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash, the shares are not traded on a stock exchange, and no secondary market currently exists for shares of the Fund. This means that you may not be able to freely sell your shares, except through the Fund’s quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that withdrawal of shares from the Fund may be a taxable event; please consult your financial representative or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

The Repurchase Offer period begins on October 23, 2023. Please note, this quarter’s Repurchase Request Deadline is November 22, 2023 at 4:00 p.m. E.T. For informational purposes, on October 16, 2023, the Net Asset Value per share was $10.25 for Class I shares. There are currently no Class D Shares or Class A Shares of the Fund outstanding. If you wish to sell any of your Fund Shares during this repurchase period, please complete the attached Repurchase Offer Form and return to the Fund at the above address stating the share amount that you would like to tender to the Fund for repurchase. If you invest in the Fund through a financial intermediary, please contact your financial intermediary to repurchase your shares on your behalf. You may modify or withdraw your tender until November 22, 2023 by writing to the Fund and stating the terms of such modification or withdrawal. The repurchase price that shareholders will receive for their shares will be the Net Asset Value per share as of 4:00 p.m. E.T. on November 22, 2023 (the “Repurchase Pricing Date”). The Fund will pay you or your designee the proceeds from the repurchase offer on or before November 29, 2023.

You may, of course, elect to keep your Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received (in good order) by Nomura Alternative Income Fund, c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, the Fund’s Administrator and Transfer Agent, by 4:00 p.m. Eastern Time on November 22, 2023, the Repurchase Request Deadline.

All Repurchase Offer Request Forms must be submitted to and received by the Fund by 4:00 p.m., Eastern Time, on November 22, 2023 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Repurchase Offer document. If you have questions, please call the Transfer Agent at 1-877-910-4232.

Sincerely,

Robert Stark

President

Nomura Alternative Income Fund

REPURCHASE OFFER

1. The Offer. Nomura Alternative Income Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its outstanding shares (“Shares”) at a price equal to the respective net asset value (“NAV”), as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below) (the “Offer”). The purpose of this Offer is to provide a level of liquidity to shareholders given that no secondary market exists for these Shares. This Offer is not conditioned on the tender of any minimum number of Shares. The Offer is made subject to the terms and conditions set forth herein, in the Repurchase Offer Request Form, and the Fund’s prospectus and statement of additional information.

2. Net Asset Value. The NAV per Class I Shares (NAIFX), as of the close of business on October 16, 2023 was $10.25. There are currently no Class D Shares or Class A Shares of the Fund outstanding. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAVs stated above or the date on which you return your Repurchase Offer Request Form. The current NAVs may be obtained by calling (877) 910-4232 and asking for the most recent price. The Shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. The Offer for this quarter begins on October 23, 2023. All tenders of Shares for repurchase must be received in proper form by Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), or (for certain intermediaries) the broker-dealer or other intermediary through which you hold your Shares, between October 23, 2023 and before 4:00 p.m. E.T. on November 22, 2023 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

4. Repurchase Pricing Date.  The NAV used to calculate the repurchase price will be determined on November 22, 2023 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made by wire to the tendering shareholder’s bank account of record or by check via postal mail, whichever is the shareholder’s preferred method of payment, no later than November 29, 2023, seven (7) calendar days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”). The Fund will not charge a repurchase fee. Please note that if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or shareholders tender Shares in an amount exceeding the repurchase offer amount plus two percent (2%) of the outstanding Shares, then the Fund will repurchase shares on a pro rata basis. The Fund will accept the total number of Shares tendered in connection with required minimum distributions from an individual retirement account (“IRA”) or other qualified retirement plan. It is the shareholder's obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Requests for the repurchase of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on November 22, 2023.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Offer only:

(a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code;

(b) for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of Shares will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of Fund counsel or the Transfer Agent, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Offer or any defect in any repurchase of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Neither the Fund, the Fund’s administrator, or Nomura Private Capital LLC (the “Investment Manager”) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with this Offer other than those contained herein or contained in the Fund’s prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased Shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this Offer.

Nomura Alternative Income Fund

DIRECT SHAREHOLDER

REPURCHASE OFFER REQUEST FORM

Repurchase Request Deadline:	Repurchase Pricing Date:
November 22, 2023	November 22, 2023

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M., EASTERN TIME ON NOVEMBER 22, 2023 FOR THIS REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE MAIL TO:

Nomura Alternative Income Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246	For Additional Information: Phone: 1-877-910-4232

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 – NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

☐ Class I (NAIFX)

☐ Class D (NAIHX)

☐ Class A (NAIPX)

If repurchasing more than one share class, please submit a separate form for each class.

Number of Shares: ________________

If all shares*, please check this box as well as include the actual share amount above - □

*All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date. Trades submitted via the NSCC on the Repurchase Date must include any reinvested shares.

PART 3 – PAYMENT

Please choose your method of payment:

[ ]	Deliver All Proceeds via Check to Shareholder Address

[ ]	Deliver All Proceeds to Bank Account on Record

[ ]	Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*PLACE SIGNATURE GUARANTEE BELOW:

PART 5 - SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN TIME ON NOVEMBER 22, 2023 BUT NOT THEREAFTER.

October 23, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Re: Nomura Alternative Income Fund (File Nos. 333-267402 and 811-23826)

Notification of Repurchase Offer Pursuant to Rule 23c-3

Ladies and Gentlemen:

On behalf of the Nomura Alternative Income Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, is the Fund’s Notification of Repurchase Offer dated October 23, 2023. Questions regarding this filing may be directed to the undersigned at 215-988-2959.

Sincerely,

/s/ Joshua B. Deringer

Joshua B. Deringer